FINANCIAL INSTRUMENTS - Foreign Exchange Forward Contracts at Fair Value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 USD ($) ARS ($) COP ($) MXN ($) CLP ($) UYU ($) GBP (£) EUR (€) INR (₨)	Dec. 31, 2020 USD ($) COP ($) ARS ($)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts												90.50
Notional foreign currency rate										$ 87.60
Fair value (liabilities)											$ (1,392)	$ (86)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | £											0.73
Notional foreign currency rate | £				£ 0.74
Fair value (liabilities)											$ (156)
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											3,902.25
Notional foreign currency rate			$ 3,993.6
Fair value (liabilities)											$ (138)
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | €											0.86
Notional foreign currency rate | €					€ 0.88
Fair value (liabilities)											$ (410)
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											44.36
Notional foreign currency rate						$ 44.93
Fair value (liabilities)											$ (64)
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											106.98
Notional foreign currency rate							$ 106.92
Fair value (liabilities)											$ (3)
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											108.70
Notional foreign currency rate							106.92
Fair value (liabilities)											$ (87)
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											110.85
Notional foreign currency rate							106.92
Fair value (liabilities)											$ (134)
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											107.16
Notional foreign currency rate							106.92
Fair value (liabilities)											$ (12)
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											115.35
Notional foreign currency rate							$ 111.35
Fair value (liabilities)											$ (136)
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | €											0.86
Notional foreign currency rate | €					€ 0.88
Fair value (liabilities)											$ (212)
Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											855.45
Notional foreign currency rate								$ 850.55
Fair value (liabilities)											$ (40)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value assets											$ 608	$ 327
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											21.96	3,530.13
Notional foreign currency rate	$ 20.65								$ 3,433.13
Fair value assets											$ 255	$ 226
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											75.53	3,475.25
Notional foreign currency rate		₨ 75.52							$ 3,431.93
Fair value assets											$ 76	$ 101
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											4,037
Notional foreign currency rate			4,005.31
Fair value assets											$ 119
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											4,053.1
Notional foreign currency rate			4,021.61
Fair value assets											$ 119
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts											4,040.5
Notional foreign currency rate			$ 4,021.55
Fair value assets											$ 39